Business Combinations	12 Months Ended
Jun. 30, 2018
Disclosure of detailed information about business combination [abstract]
Business Combinations
Business combinations
Fiscal 2018
The Group did not have any business combinations during the fiscal year ended June 30, 2018.
Fiscal 2017
Trello
On February 3, 2017, the Group acquired all of the outstanding stock of Trello, a leading provider of project management and organization software, for consideration consisting of cash and the fair value of equity awards assumed. The Group acquired Trello to expand Atlassian’s teamwork platform by adding a complementary collaboration service to Atlassian’s existing project management, content creation and communication products. The Group has included the financial results of Trello in its consolidated financial statements from the date of acquisition, which have not been material to date.

Total purchase price consideration for Trello was approximately $384.0 million, which consisted of approximately $363.8 million in cash and $20.2 million for the fair value of exchanged unvested equity awards held by Trello employees for unvested equity awards of the Company. The fair value of replacement share options issued by the Company was determined using the Black-Scholes option pricing model.

The following table summarizes the estimated fair values of assets acquired and liabilities assumed as of the date of acquisition:

Fair Value
(U.S. $ in thousands)
Cash and cash equivalents	$1,019
Trade receivables	1,035
Prepaid expenses and other current assets	765
Deferred tax assets	17,074
Intangible assets	127,400
Goodwill	289,171
Trade and other payables	(3,532)
Deferred revenue	(2,165)
Deferred tax liabilities	(46,760)
Net assets acquired	$384,007

The excess of purchase consideration over the fair value of net tangible and identifiable intangible assets acquired was recorded as goodwill. The goodwill balance is primarily attributed to the assembled workforce and expanded market opportunities when integrating Trello’s technology with the Group’s other offerings. The goodwill balance is not deductible for income tax purposes. The fair values assigned to tangible assets acquired, liabilities assumed and identifiable intangible assets were based on management’s estimates and assumptions. The deferred tax liability established was primarily a result of the difference in the book basis and tax basis related to the identifiable intangible assets. The Group’s purchase price allocation is preliminary and subject to revision as additional information about fair value of assets and liabilities becomes available. If additional information is obtained up to one year from the acquisition date regarding facts and circumstances that existed as of the acquisition date, the estimated fair values of assets acquired and liabilities assumed will be updated accordingly.

The following table sets forth the components of identifiable intangible assets acquired and their estimated useful lives as of the date of acquisition.

	Fair Value	Useful Life
	(U.S. $ in thousands)	(years)
Developed technology	$50,600	3
Customer relationships	56,900	2
Trade names	19,900	3
Total intangible assets subject to amortization	$127,400

The amount recorded for developed technology represents the estimated fair value of Trello’s project management and organization technology. The amount recorded for customer relationships represents the fair values of the underlying relationship with Trello customers.
Other fiscal 2017 business combinations
On July 12, 2016, the Group acquired StatusPage for $18.3 million in cash, net of cash acquired, and $3.3 million of deferred consideration. The Group has included the financial results of StatusPage in its consolidated financial statements from the date of acquisition, which have not been material to date. In allocating the purchase consideration based on estimated fair values, the Group recorded $8.7 million of acquired intangible assets with useful lives of two to five years and $15.5 million of goodwill. The goodwill balance is not deductible for income tax purposes.